CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
Short-term investments, available-for-sale debt securities current	¥ 2,212,717		¥ 985,642
Long-term investments, available-for-sale debt securities noncurrent	337,494		863,625
Accrued expenses and other current liabilities	1,537,477	$ 219,856	1,245,207
Deferred revenue, current portion	2,289,322	327,369	1,867,096
Operating lease liabilities, current portion	136,709	19,549	147,635
Income tax payable	222	32	665
Operating lease liabilities, non-current portion	316,703	45,288	344,609
Deferred tax liabilities	75,248	$ 10,760	70,604
Variable interest entity, primary beneficiary [Member]
Accrued expenses and other current liabilities	1,131,781		811,879
Deferred revenue, current portion	2,288,255		1,867,096
Operating lease liabilities, current portion	129,258		114,471
Income tax payable	171		606
Operating lease liabilities, non-current portion	309,940		337,258
Deferred tax liabilities	¥ 75,248		¥ 70,316
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued | shares	101,974,316	101,974,316	101,974,316
Ordinary shares, shares outstanding | shares	86,673,876	86,673,876	95,317,937
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued | shares	73,305,288	73,305,288	73,305,288
Ordinary shares, shares outstanding | shares	73,305,288	73,305,288	73,305,288